CASH FLOW GENERATED FROM OPERATIONS - RECONCILIATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation from profit before income tax to net cash generated from operations:
Profit before income tax:	¥ 1,009,092	$ 144,948	¥ 1,068,800	¥ 1,347,132
Adjustments for:
Depreciation of fixed assets (Note 6)	1,637,298		1,609,743	1,662,460
Depreciation of right-of-use assets (Note 8)	65,324		0	0
Impairment of fixed assets (Note 6)	20,697		10,363	11,185
Provision for impairment of materials and supplies (Note 18)	10,793		11,361	7,844
Amortization of leasehold land payments (Note 8)	0		55,782	45,680
Loss on disposal of fixed assets and costs on repairs	161,435		261,476	321,741
Amortization of long-term prepaid expenses (Note 13)	16,438		12,909	3,168
Share of results of associates, net of tax (Note 11)	7,039		(7,177)	(6,944)
Dividend income on FVOCI/AFS (Note 31)	(7,047)		(6,473)	(6,473)
Investment income from liquidation of a subsidiary (Note 31)	0		(81)	0
Provision for/(reversal of) impairment of receivables	0		(1,061)	5,901
Amortization of deferred income	(2,299)		(5,988)	(3,282)
Interest expense on lease liabilities	57,670		0	0
Interest income	(4,606)		(5,845)	(4,647)
Operating profit before working capital changes	2,971,834		3,003,809	3,383,765
(Increase)/decrease in trade receivables	(638,401)		230,877	(419,349)
Decrease in materials and supplies	16,438		39,224	6,121
Increase in prepayments and other receivables	(64,221)		(17,218)	(12,975)
Decrease in long-term receivable	6,000		7,000	3,000
Increase in trade payables	98,393		115,759	181,554
(Decrease)/increase in accruals and other payables	358,625		220,571	(179,412)
Net cash generated from operations	¥ 2,748,668	$ 394,821	¥ 3,600,022	¥ 2,962,704

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.